Employee Future Benefits - Costs Recognized (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	CAD 10	CAD 11	CAD 11
Administration expenses	2	2	2
Defined benefit expense	21	22	14
Defined contribution expense	11	15	21
Net expense	32	37	35
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	10	11
Interest cost	24	25	25
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	(15)	(16)	(16)
Curtailment and amendment gain			(8)
Registered
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	7	7	7
Administration expenses	2	2	2
Defined benefit expense	14	14	14
Defined contribution expense	11	15	21
Net expense	25	29	35
Registered | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	7	7
Interest cost	20	21	21
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	(15)	(16)	(16)
Curtailment and amendment gain			0
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2	2	2
Administration expenses	0	0	0
Defined benefit expense	5	5	0
Defined contribution expense	0	0	0
Net expense	5	5	0
Supplemental | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2	2
Interest cost	3	3	3
Supplemental | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	0	0	0
Curtailment and amendment gain			(5)
Other
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	2	2
Administration expenses	0	0	0
Defined benefit expense	2	3	0
Defined contribution expense	0	0	0
Net expense	2	3	0
Other | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	2
Interest cost	1	1	1
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	CAD 0	CAD 0	0
Curtailment and amendment gain			CAD (3)